Intramerica Life Insurance Company
Intramerica Variable Annuity Account

Supplement, dated July 14, 2014, to
The Scudder Horizon Plan Variable Annuity

This supplement amends certain disclosure contained in the above-referenced prospectus for certain variable annuity contracts issued by Charter National Life Insurance Company.

Effective August 11, 2014, DWS Variable Series I changed its name to “Deutsche Variable Series I”.

Effective August 11, 2014, DWS Variable Series II changed its name to “Deutsche Variable Series II”.

Effective August 11, 2014, DWS Bond VIP - Class A changed its name to "Deutsche Bond VIP - Class A".

Effective August 11, 2014, DWS Capital Growth VIP - Class A changed its name to "Deutsche Capital Growth VIP - Class A."

Effective August 11, 2014, DWS Core Equity VIP - Class A changed its name to "Deutsche Core Equity VIP - Class A."

Effective August 11, 2014, DWS Global Income Builder VIP - Class A changed its name to "Deutsche Global Income Builder VIP - Class A."

Effective August 11, 2014, DWS Global Small Cap VIP - Class A changed its name to "Deutsche Global Small Cap VIP - Class A."

Effective August 11, 2014, DWS International VIP - Class A changed its name to "Deutsche International VIP - Class A."

Effective August 11, 2014, DWS Money Market VIP - Class A changed its name to "Deutsche Money Market VIP - Class A."

Effective August 11, 2014, DWS Small Mid Cap Growth VIP - Class A changed its name to "Deutsche Small Mid Cap Growth VIP - Class A."

For future reference, please keep this supplement together with your prospectus.